Financial Instruments - Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD CAD / bbl
WCS Forward Prices [Member]
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Price Range | CAD / bbl	5.00
Increase in volatility	CAD (167)
Decrease in volatility	CAD 111
WTI Option Volatility [Member]
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Range	5.00%
Increase in volatility	CAD (95)
Decrease in volatility	CAD 85
Foreign Exchange Volatility Rate [Member]
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity Range	5.00%
Increase in volatility	CAD 2
Decrease in volatility	CAD (27)